Bank Loan and Loan Facilities	6 Months Ended
Sep. 30, 2024
Bank Loan and Loan Facilities [Abstract]
BANK LOAN and LOAN FACILITIES
11.	BANK LOAN and LOAN FACILITIES

In June 2020, the Company’s subsidiary, CCSC Technology Group, entered into a bank loan agreement with Bank of China (HK) Limited (“BOCHK”) to borrow $464,354 (HK$3,600,000) as working capital for three years (from June 30, 2020 to June 29, 2023), at a fixed interest rate of 2.5% per annum. The Company repaid $39,725 to BOCHK during the six months ended September 30, 2023. There were no loan balances as of September 30, 2024 and March 31, 2024, respectively. The loan is jointly guaranteed by a third-party, Hong Kong Mortgage Corporation Limited (“HKMCI”), and the Company’s controlling shareholders, Dr. Chi Sing Chiu and his spouse, Ms. Woon Bing Yeung (See Note 13).

In August 2021, the Company’s subsidiary, CCSC Interconnect HK, obtained certain line of credit approvals from BOCHK, including (1) a revolving export invoice discounting (“EID”) facility with a maximum borrowing capacity of $1,929,409 (HK$15,000,000), (2) a revolving loan facility with a maximum borrowing capacity of $385,882 (HK$3,000,000) and (3) a forex hedging facility with maximum borrowing capacity of $257,255 (HK$2,000,000). These loan facilities will be used for working capital purposes. There were no loan balances as of September 30, 2024 and March 31, 2024, respectively.

Pursuant to the facilities agreement, the Company should cease to use the BOCHK line of credit including EID facility, revolving credit facility and forex hedging facility when it listed on any stock exchanges. Therefore, the Company ceased using the credit in May 2024 after it listed on the Nasdaq Capital Market on January 2024.

Interest expenses incurred for the long-term loan, EID facility and revolving loan facility amounted to nil and $228 for the six months ended September 30, 2024 and 2023, respectively.